GOODWILL AND OTHER INTANGIBLES (Tables)	6 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in Carrying Amount of Goodwill
Changes in the carrying amount of goodwill for the six months ended June 30, 2020 are as follows:

	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at January 1, 2020	$1,732	$587	$59	$5	$155	$2,538
Foreign currency translation and other	(8)	(2)	—	—	(2)	(12)
Goodwill impairment charge	$—	$(585)	$—	$—	$—	$(585)
Balance at June 30, 2020	$1,724	$—	$59	$5	$153	$1,941

Summary of Other Intangible Assets
As of June 30, 2020 and December 31, 2019, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		June 30, 2020			December 31, 2019
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
		(in millions)
Other intangible assets subject to amortization:
Dealer networks	15	$339	$265	$74	$320	$224	$96
Patents, concessions, and licenses and other	5-25	2,015	1,659	356	1,965	1,528	437
		2,354	1,924	430	2,285	1,752	533
Other intangible assets not subject to amortization:
Trademarks		273	—	273	273	—	273
Total Other intangible assets		$2,627	$1,924	$703	$2,558	$1,752	$806